Post balance sheet events (Details) - Major loan agreement - National Grid North America Inc. - $864.9 million, 10-year loan $ in Millions	Apr. 13, 2026 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, term	10 years
Notional amount	$ 864.9